Common Shares - Issued and Outstanding (Details) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Common shares
Reversal of provision for repurchase of common shares under the automatic share purchase plan		$ (19)
Share buyback tax	$ 0	$ 2
Common shares
Common shares
Issued and outstanding, beginning of period (in shares)	297.5	306.9
Reversal (provision) for repurchase of common shares under ASPP (in shares)	0.0	1.7
Purchased and cancelled under the NCIB (in shares)	(1.9)	(13.5)
Share-based payment plans (in shares)	0.8	0.8
Stock options exercised (in shares)	0.3	1.6
Issued and outstanding, end of year, prior to ASPP (in shares)	296.7	297.5
Issued and outstanding, end of year	$ 3,179	$ 3,285
Reversal of provision for repurchase of common shares under the automatic share purchase plan	0	19
Purchased and cancelled under the NCIB	(20)	(146)
Share-based payment plans	7	9
Stock options exercised	3	12
Issued and outstanding, end of year	$ 3,169	$ 3,179